Note 9 Fair Value Measurements	6 Months Ended
Jun. 30, 2022
Notes to Financial Statements
Fair Value Disclosures [Text Block]

9.   FAIR VALUE MEASUREMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. To increase the comparability of fair value measures, the following hierarchy prioritizes the inputs to valuation methodologies used to measure fair value:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability; or

•	Level 3 - unobservable inputs for the asset or liability, such as discounted cash flow models or valuations.

The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following is a listing of the Company’s warrant liabilities required to be measured at fair value on a recurring basis and where they are classified within the fair value hierarchy as of June 30, 2022 and December 31, 2021:

	June 30, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	—	—	105,699	105,699
Total	$—	$—	$105,699	$105,699

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$—	$—	$372,730	$372,730
Total	$—	$—	$372,730	$372,730

The following table summarizes the changes in the fair value of the warrant liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Balance, beginning of period	$283,720	1,040,305	372,730	1,963,785
Change in fair value of warrant liability	(178,021)	(189,146)	(267,031)	(1,112,626)
Balance, end of period	$105,699	$851,159	$105,699	$851,159

The Company classified the private warrants pursuant to ASC 815 as derivative liabilities with subsequent changes in their fair values to be recognized in the consolidated financial statements at each reporting date. The Company calculated the fair value of the private warrants as of June 30, 2022 as $105,699 using a Black-Scholes model. The key inputs used in the Black-Scholes calculation were, the risk-free interest rate, expected volatility, expected life, exercise price and stock price. The risk-free interest rate was estimated to be 2.99%, the expected volatility was estimated to be 90.3%, and the expected life was estimated to be 3.46 years. The exercise price was $11.50, and the stock price $1.10. Due to fair value changes during the three and six months ended June 30, 2022, the Company recorded a gain on remeasurement of warrant liabilities of $178,021 and $267,031, respectively.